Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 199,042	$ 112,221
Accounts receivable, net	557,334	314,743
Deferred commissions	91,032	80,348
Prepaid expenses	396,381	402,040
TOTAL CURRENT ASSETS	1,243,789	909,352
PROPERTY AND EQUIPMENT, net	383,846	295,925
GOODWILL	204,000	204,000
INTANGIBLE ASSETS, NET	1,289,752	1,437,001
DEFERRED COMMISSIONS	106,898	103,312
DEFERRED FINANCING COSTS	129,998	61,153
TOTAL ASSETS	3,358,283	3,010,743
CURRENT LIABILITIES
Accounts payable	1,222,911	746,554
Accrued expenses	228,858	201,768
Accrued interest	119,905	182,184
Deferred revenue	664,134	747,113
Warrant liability		163,570
Current maturities of capital lease obligations	67,590
Current portion of long-term debt	2,574,973	2,070,217
TOTAL CURRENT LIABILITIES	4,878,371	4,111,406
CAPITAL LEASE OBLIGATIONS, net of current maturities	138,229
LONG TERM DEBT, net of current portion	2,566,486	2,566,486
WARRANT LIABILITY	49,000	146,000
DEFERRED REVENUE	390,585	412,219
ACCRUED INTEREST	219,167	160,593
ACCRUED RENT	15,833	25,333
TOTAL LIABILITIES	$ 8,257,671	$ 7,422,037
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT
Convertible preferred stock, $.0001 Par Value, 20,000,000 shares authorized, 0 and 2,229,702 shares issued and outstanding		$ 223
Common shares, $.0001 Par Value, 500,000,000 shares authorized, 21,995,190 and 16,934,497 issued and outstanding	$ 2,199	1,694
Additional paid-in-capital	50,069,405	47,307,314
Accumulated deficit	(54,970,992)	(51,720,525)
TOTAL SHAREHOLDERS' DEFICIT	(4,899,388)	(4,411,294)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 3,358,283	$ 3,010,743